Plan of Restructuring (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

	Balance December 31, 2012	Provision	Payments and Other Adjustments	Balance March 31, 2013
Severance costs (1)	$181	$40	$59	$162
Other fees	24	10	34	-
Total	$205	$50	$93	$162

In thousands	Balance December 31, 2011	Pro-vision	Payments and Other Adjust-ments	Balance December 31, 2012
Severance costs (1)	$43	$349	$211	$181
Other fees	30	66	72	24
Total	$73	$415	$283	$205

Restructuring and Related Costs [Table Text Block]

	Balance December 31, 2012	Provision	Payments and Other Adjustments	Balance March 31, 2013
Digital display sales	$158	$ 1	$54	$105
Digital display lease and maintenance	47	49	39	57
Total	$205	$50	$93	$162

In thousands	Balance December 31, 2011	Pro-vision	Payments and Other Adjust-ments	Balance December 31, 2012
Digital display sales	$ -	$338	$180	$158
Digital display lease and maintenance	73	77	103	47
Total	$73	$415	$283	$205